27 Benefits offered to team members (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefits Offered To Team Members
Balance at beginning of year	R$ 67,993	R$ 46,415	R$ 39,380
Actual return on plan assets	14,329	(3,200)	5,115
Employer contributions	285	20,544	4,069
Benefits paid	(3,966)	(3,712)	(2,915)
Exchange variation	2,701	7,868	766
Balance at the end of the year	R$ 81,342	R$ 67,993	R$ 46,415